Offerings - Offering: 1	Nov. 25, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Maximum Aggregate Offering Price	$ 460,000,002.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 70,426.00
Offering Note	Includes offering price of additional shares that the underwriters have the option to purchase. This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement of Old National Bancorp (the "Registrant") on Form S-3ASR (File No. 333-272312) filed on June 1, 2024 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.